Noncontrolling Interests (Tables)	6 Months Ended
Jun. 30, 2021
Noncontrolling Interests
Schedule of reconciliation of non-controlling interest

	June 30,	December 31,
	2021	2020
Beginning Balance	$638,846	$4,346,216
Proportionate shares of net loss	(181,734)	(3,501,808)
Foreign currency translation adjustment	(352)	(205,562)
Total	$456,760	$638,846